Filed pursuant to Rule 497(a)

Registration No. 333-279023

Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

New Issue: Ares Capital Corporation

Issuer: Ares Capital Corporation (“ARCC”)

Format: SEC Registered - Senior Unsecured

Ratings*: Baa2/BBB/BBB (Stable/Stable/Positive) (Moody’s/S&P/Fitch)

Size: USD Benchmark

Tenor: 7-year

Maturity: March 8, 2032

Change of Control: Yes, 100% (See Red)

Active Bookrunners: BofA (B&D) / JPM / SMBC / WFS
IPTs: T+ 170 bps

Coupon: Fixed

UOP: Repay outstanding indebtedness

Denominations: $2000 x $1000

Optional Redemption: Make-Whole; 2 Month Par Call

Settlement: T+4 (January 8, 2025)

Timing: Today’s Business

Sales into Canada: Yes, exemption

Investors are advised to carefully consider the investment objective, risks, charges and expenses of Ares Capital before investing. The preliminary prospectus supplement dated January 2, 2025, together with an accompanying prospectus dated May 1, 2024, which have been filed with the Securities and Exchange Commission, contain this and other information about Ares Capital and should be read carefully before investing.

The information in the preliminary prospectus supplement and the accompanying prospectus, and in this announcement, is not complete and may be changed. The preliminary prospectus supplement, the accompanying prospectus and this announcement are not offers to sell any securities of Ares Capital and are not soliciting an offer to buy such securities in any jurisdiction where such offer and sale is not permitted.

* Note: A securities rating is not a recommendation to buy, sell or hold securities and may be subject to revision or withdrawal at any time.

A shelf registration statement relating to these securities is on file with the Securities and Exchange Commission and has become effective. The offering may be made only by means of a preliminary prospectus supplement and an accompanying prospectus. Copies of the preliminary prospectus supplement (and accompanying prospectus) may be obtained from BofA Securities, Inc., NC1-022-02-25, 201 North Tryon Street Charlotte, NC 28255-0001, Attn: Prospectus Department, or by calling 1-800-294-1322, or email dg.prospectus_requests@bofa.com; J.P. Morgan Securities LLC, 383 Madison Avenue, New York, NY 10179, Attn: Investment Grade Syndicate Desk, 212-834-4533; SMBC Nikko Securities America, Inc. at 277 Park Avenue, New York, New York 10172, Attn: Debt Capital Markets, 1-888-868-6856; or Wells Fargo Securities, LLC at 1-800-645- 3751.

ANY DISCLAIMERS OR OTHER NOTICES THAT MAY APPEAR AFTER THIS MESSAGE ARE NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMERS OR OTHER NOTICES WERE AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.